CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net income for the year	$ 670,249	$ 561,945
Add (deduct) adjusting items:
Amortization of property, plant and mine development	1,094,691	738,129
Deferred income and mining taxes	168,098	188,966
Unrealized loss on currency and commodity derivatives	59,556	44,397
Unrealized loss on warrants	9,820	16,736
Stock-based compensation	48,570	57,799
Impairment loss	55,000
Foreign currency translation (gain) loss	(16,081)	5,672
Other	25,965	12,868
Changes in non-cash working capital balances:
Trade receivables	12,110	(1,678)
Income taxes	(35,010)	(62,424)
Inventories	(46,236)	(185,090)
Other current assets	(10,756)	(31,354)
Accounts payable and accrued liabilities	59,460	(75)
Interest payable	1,200	(583)
Cash provided by operating activities	2,096,636	1,345,308
INVESTING ACTIVITIES
Additions to property, plant and mine development	(1,538,237)	(896,998)
Cash and cash equivalents acquired in Kirkland acquisition	838,732
Acquisition of TMAC Resources Inc., net of cash and cash equivalents		(185,898)
Advance to TMAC Resources Inc. to fund repayment of debt		(105,000)
Payment to repurchase the Hope Bay royalty		(50,000)
Proceeds from sale of property, plant and mine development	1,019	2,696
Net purchases of short-term investments	(4,608)	(1,352)
Net proceeds from sale of equity securities		5,361
Purchases of equity securities and other investments	(47,364)	(39,889)
Payments for financial assets at amortized cost		(16,000)
Proceeds from loan repayment	40,000
Decrease in restricted cash		23,077
Cash used in investing activities	(710,458)	(1,264,003)
FINANCING ACTIVITIES
Proceeds from Credit Facility	100,000	595,000
Repayment of Credit Facility	(100,000)	(595,000)
Repayment of Senior Notes	(225,000)
Long-term debt financing costs		(2,553)
Repayment of lease obligations	(33,701)	(25,020)
Dividends paid	(608,307)	(275,158)
Repurchase of common shares	(109,955)	(34,606)
Proceeds on exercise of stock options	41,845	21,707
Common shares issued	20,265	18,388
Cash used in financing activities	(914,853)	(297,242)
Effect of exchange rate changes on cash and cash equivalents	1,514	(804)
Net increase (decrease) increase in cash and cash equivalents during the period	472,839	(216,741)
Cash and cash equivalents, beginning of period	185,786	402,527
Cash and cash equivalents, end of period	658,625	185,786
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	67,510	85,109
Income and mining taxes paid	$ 316,743	$ 246,084